Defiance Quantum ETF
Schedule of Investments
March 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 8.3%
822	Alphabet, Inc. - Class A (a)	$2,286,270
16,328	Baidu, Inc. - ADR (a)	2,160,194
828,689	Koninklijke KPN NV	2,897,959
88,600	Nippon Telegraph & Telephone Corporation	2,587,741
234,854	Orange SA - ADR (b)	2,775,974
		12,708,138
	Consumer Discretionary - 1.4%
19,448	Alibaba Group Holding, Ltd. - ADR (a)	2,115,942
	Health Care - 1.2%
22,104	Azenta, Inc. (b)	1,831,980
	Industrials - 14.7%
20,093	Airbus SE (a)	2,467,248
28,451	Booz Allen Hamilton Holding Corporation	2,499,136
41,500	Hitachi, Ltd.	2,107,909
11,885	Honeywell International, Inc.	2,312,583
7,133	Lockheed Martin Corporation	3,148,506
187,900	Mitsubishi Electric Corporation	2,182,814
6,680	Northrop Grumman Corporation	2,987,430
28,119	Raytheon Technologies Corporation	2,785,749
58,200	Toshiba Corporation	2,229,701
		22,721,076
	Information Technology - 73.0% (c)
6,493	Accenture plc - Class A	2,189,634
35,462	Advanced Micro Devices, Inc. (a)	3,877,415
36,253	Alteryx, Inc. - Class A (a)(b)	2,593,177
11,219	Ambarella, Inc. (a)	1,177,098
13,060	Analog Devices, Inc.	2,157,251
15,466	Applied Materials, Inc.	2,038,419
3,030	ASML Holding NV - NY	2,023,828
187,000	Asustek Computer, Inc.	2,437,726
59,597	Atos SE	1,642,505
261,253	BlackBerry, Ltd. (a)(b)	1,948,947
13,201	Cadence Design Systems, Inc. (a)	2,171,036
27,523	Cirrus Logic, Inc. (a)	2,333,675
18,956	Elastic NV (a)	1,686,136
54,531	FormFactor, Inc. (a)(b)	2,291,938
14,100	Fujitsu, Ltd.	2,139,250
156,100	Hewlett Packard Enterprise Company	2,608,431
52,709	Infineon Technologies AG	1,817,157
46,998	Intel Corporation	2,329,221
19,767	International Business Machines Corporation (b)	2,570,105
115,975	IonQ, Inc. (a)(b)	1,479,841
5,776	KLA Corporation	2,114,363
3,410	Lam Research Corporation	1,833,250
30,531	Lattice Semiconductor Corporation (a)	1,860,864
26,644	Marvell Technology, Inc.	1,910,641
61,000	MediaTek, Inc.	1,926,775
27,852	Microchip Technology, Inc.	2,092,799
28,278	Micron Technology, Inc.	2,202,573
7,262	Microsoft Corporation	2,238,947
3,823	MicroStrategy, Inc. - Class A (a)(b)	1,859,201
14,657	MKS Instruments, Inc. (b)	2,198,550
55,476	National Instruments Corporation	2,251,771
51,100	NEC Corporation	2,168,198
415,131	Nokia Corporation - ADR	2,266,615
113,400	NTT Data Corporation	2,259,124
7,644	NVIDIA Corporation	2,085,742
10,673	NXP Semiconductors NV	1,975,359
37,862	ON Semiconductor Corporation (a)	2,370,540
24,804	Onto Innovation, Inc. (a)(b)	2,155,220
17,764	Perficient, Inc. (a)(b)	1,955,639
13,320	QUALCOMM, Inc.	2,035,562
184,600	Renesas Electronics Corporation (a)	2,177,938
12,088	Reply SpA	2,017,446
20,367	Splunk, Inc. (a)	3,026,740
49,630	STMicroelectronics NV - NY	2,145,009
8,368	Synaptics, Inc. (a)(b)	1,669,416
6,674	Synopsys, Inc. (a)	2,224,244
20,056	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	2,091,039
55,359	Teradata Corporation (a)(b)	2,728,645
15,164	Teradyne, Inc.	1,792,840
12,387	Texas Instruments, Inc.	2,272,767
63,187	Tower Semiconductor, Ltd. (a)	3,058,251
277,624	Wipro, Ltd. - ADR	2,140,481
		112,619,339
	Materials - 1.2%
63,700	JSR Corporation	1,905,096
	TOTAL COMMON STOCKS (Cost $143,506,174)	153,901,571
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.1%
21,798,419	Mount Vernon Liquid Assets Portfolio, LLC, 0.39% (d)(e)	21,798,419
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $21,798,419)	21,798,419

	TOTAL INVESTMENTS - 113.9% (Cost $165,304,593)	175,699,990
	Liabilities in Excess of Other Assets - (13.9)%	(21,469,886)
	NET ASSETS - 100.0%	$154,230,104

Percentages are stated as a percentage of net assets.
ADR	American Depositary Receipt.
NY	New York Registry Shares.
(a)	Non-income producing security.
(b)	All or part of this security is on loan as of March 31, 2022. The total value of securities on loan is $20,938,770.
(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Rate shown is the annualized seven-day yield as of March 31, 2022.
(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$153,901,571	$-	$-	$153,901,571
Investments Purchased with Proceeds from Securities Lending	-	21,798,419	-	21,798,419
Total Investments in Securities	$153,901,571	$21,798,419	$-	$175,699,990

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2022, the Fund did not recognize any transfers to or from Level 3.